Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
26.	Commitments and contingencies

Operating lease commitments

The Group has leased office premises under non-cancellable operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2016	2017
	RMB	RMB

Within one year	93,185	119,484
After one year but not more than five years	150,467	172,452
Later than five years	-	1,823

	243,652	293,759

For the years ended December 31, 2015, 2016 and 2017, the Group incurred rental expenses under operating leases of RMB104.5 million, RMB123.1 million and RMB136.6 million, respectively.

Capital commitments

Capital expenditure contracted for at the end of the year but not yet incurred is as follows:

	2016	2017
	RMB	RMB

Purchase of automobiles	499,822	503,903

	499,822	503,903

Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, balance sheets, results of operations or cash flows. From time to time, the Group may be subject to legal proceedings, investigations and claims incidental to our business conduct.